STATEMENTS OF FINANCIAL POSITION - CAD ($)		Jan. 31, 2025	Jan. 31, 2024
Current assets
Cash and cash equivalents		$ 53,436	$ 137,283
Receivables		1,567	1,593
Prepaid expenses and deposits		31,459	11,146
Current assets		86,462	150,022
Exploration and evaluation assets	[1]	461,152	419,046
Equipment, vehicles and furniture	[2]	14,509	13,063
Reclamation deposits		123,600	123,600
Total assets		764,794	705,731
Right-of-use assets (Note 7)	[3]	79,071	0
Current liabilities
Accounts payable and accrued liabilities		39,616	21,833
Amounts owing to related parties	[4]	711,118	343,104
Lease liability-current portion (Note 7)	[3]	38,738	0
Current liabilities		789,472	364,937
Shareholders' equity
Share Capital	[5]	54,452,511	54,452,511
Contributed surplus	[5]	22,465,267	22,241,883
Deficit		(76,986,773)	(76,353,600)
Equity		(68,995)	340,794
Total liabilities and shareholders’ equity		764,794	705,731
Lease liability-non current portion (Note 7)	[3]	44,317	0
Total liabilities		$ 833,789	$ 364,937

[1]	Note 5
[2]	Note 6
[3]	Note 7Note 7Note 7
[4]	Note 10Note 10Note 10Note 10
[5]	Note 8Note 8